LICENSING AGREEMENTS (Details Textual)	3 Months Ended
Jun. 30, 2016 USD ($)
Licensing Agreement One [Member]
Sublicense Revenue Percentage	50.00%
Royalty Expense	$ 0
Accrued Royalties, Current	$ 31,388
Licensing Agreement One [Member] | Domestic Product Sales [Member]
Royalty Payable Percentage	3.00%
Licensing Agreement One [Member] | International product sales [Member]
Royalty Payable Percentage	1.50%
Licensing Agreement Two [Member]
Royalty Payable Percentage	1.00%
Sublicense Revenue Percentage	50.00%